MFB-Q1

Quarterly Report
July 31, 2025
MFS®  Corporate Bond Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 2.1%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,611,227
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,540,803
Boeing Co., 6.388%, 5/01/2031	6,580,000	7,079,076
Boeing Co., 5.805%, 5/01/2050	33,463,000	32,294,770
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,539,551
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	8,332,000	8,551,542
TransDigm, Inc., 6.875%, 12/15/2030 (n)	16,762,000	17,371,667
		$93,988,636
Asset-Backed & Securitized – 3.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$110,591,128	$4,213,854
ACREC 2021-FL1 Ltd., “A”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	6,108,618	6,090,958
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	11,307,273	11,298,892
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.156% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,841,107
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.092% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	16,374,000	16,380,993
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	863,911	864,987
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.067% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	149,726	308,638
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)	194,106,836	10,009,604
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	8,842,783	8,832,388
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	11,593,604	11,674,258
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,857,947
KREF 2018-FT1 Ltd., “A”, FLR, 5.528% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	4,029,640	4,007,385
KREF 2018-FT1 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,009,009
MF1 2024-FL5 LLC, “A”, FLR, 6.038% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,357,737
MF1 2022-FL8 Ltd., “A”, FLR, 5.701% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	9,518,497	9,518,449
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	4,325,406	4,288,178
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	4,418,969	4,416,672
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,231,631	3,244,077
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,537,909	2,525,325
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	4,088,611	4,114,252
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	17,305,327	17,256,680
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	3,695,597	3,708,633
		$155,820,023
Automotive – 1.1%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,306,870
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,441,211
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,958,585
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	6,755,000	6,767,670
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	11,028,065
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,463,707
		$51,966,108
Broadcasting – 1.1%
Walt Disney Co., 3.5%, 5/13/2040	$25,879,000	$21,152,819
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,001,760
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,268,027
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	11,650,000	10,936,674
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	10,149,107
		$51,508,387
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$11,090,000	$11,967,879
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	13,723,000	13,842,827
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	19,354,000	19,202,348
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,890,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 6.75%, 11/17/2028	$3,337,000	$3,543,275
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,114,557
LPL Holdings, Inc., 5.65%, 3/15/2035	15,512,000	15,564,221
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,409,304
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	9,598,000	9,718,493
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	2,507,000	2,537,238
		$111,790,692
Building – 1.5%
CEMEX S.A.B. de C.V., 7.2%, 12/29/2049 (n)	$9,818,000	$10,023,687
Ferguson Enterprises, Inc., 5%, 10/03/2034	16,803,000	16,589,281
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	9,787,000	9,820,511
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	9,787,000	9,888,442
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,693,930
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	8,838,528
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,847,352
		$67,701,731
Business Services – 2.1%
Accenture Capital, Inc., 4.25%, 10/04/2031	$9,441,000	$9,297,037
Accenture Capital, Inc., 4.5%, 10/04/2034	6,291,000	6,087,866
Fiserv, Inc., 2.25%, 6/01/2027	11,598,000	11,142,111
Fiserv, Inc., 4.4%, 7/01/2049	13,109,000	10,470,464
Mastercard, Inc., 4.35%, 1/15/2032	11,736,000	11,623,414
Mastercard, Inc., 4.55%, 1/15/2035	11,064,000	10,808,277
Paychex, Inc., 5.1%, 4/15/2030	5,597,000	5,718,340
Paychex, Inc., 5.35%, 4/15/2032	12,254,000	12,560,745
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	10,367,000	10,709,059
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,501,061
		$95,918,374
Cable TV – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$21,111,000	$22,022,106
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	19,575,000	16,598,951
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	4,303,000	4,286,656
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,348,636
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,934,000	19,001,619
Videotron Ltd., 5.7%, 1/15/2035 (n)	15,385,000	15,438,432
		$85,696,400
Chemicals – 0.9%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$23,765,000	$23,235,730
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	18,888,000	18,339,657
		$41,575,387
Computer Software – 0.5%
Microsoft Corp., 2.525%, 6/01/2050	$5,450,000	$3,352,608
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,822,214
Oracle Corp., 5.55%, 2/06/2053	12,451,000	11,503,183
		$23,678,005
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$4,166,604
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$5,067,000	$5,178,369
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,865,037
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,555,343
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,773,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$10,836,000	$10,892,778
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,608,288
		$62,873,331
Consumer Products – 1.3%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$11,070,135
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	13,979,000	13,708,452
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,285,913
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,572,518
L'Oréal S.A., 5%, 5/20/2035 (n)	10,013,000	10,099,692
Mattel, Inc., 3.75%, 4/01/2029 (n)	8,826,000	8,450,466
		$58,187,176
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$14,472,000	$15,248,608
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	6,759,000	6,787,745
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,101,426
		$28,137,779
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$15,431,000	$15,868,097
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$8,988,857
Broadcom, Inc., 5.2%, 7/15/2035	12,805,000	12,865,595
Intel Corp., 5.7%, 2/10/2053	7,743,000	6,971,235
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	7,085,186
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,314,079
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	8,946,633
		$48,171,585
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$6,943,340
Emerging Market Sovereign – 1.4%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$19,295,000	$19,381,827
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	13,484,000	13,719,086
United Mexican States, 5.85%, 7/02/2032	14,119,000	14,203,714
United Mexican States, 6.625%, 1/29/2038	11,920,000	11,979,600
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,419,513
		$63,703,740
Energy - Independent – 1.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$7,894,000	$8,163,517
Occidental Petroleum Corp., 4.4%, 4/15/2046	17,633,000	12,999,679
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,573,493
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,835,306
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,313,000	15,567,678
		$58,139,673
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$10,654,000	$6,698,559
Entertainment – 1.4%
Carnival Corp., 5.75%, 8/01/2032 (n)	$15,087,000	$15,189,139
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	18,053,000	17,980,012
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,748,119
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	9,140,000	9,290,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$12,829,000	$13,063,860
		$62,271,971
Financial Institutions – 1.9%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,817,802
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,798,181
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,878,204
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,707,475
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,889,136
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,279,392
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	8,054,712
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	5,461,000	5,537,195
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	5,461,000	5,570,128
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	8,010,000	7,388,562
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	21,169,000	21,568,254
		$87,489,041
Food & Beverages – 4.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,288,171
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	14,484,058
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	20,190,000	20,214,224
Bunge Ltd. Finance Corp., 5.25%, 4/21/2032 (n)	3,134,000	3,162,560
Constellation Brands, Inc., 4.1%, 2/15/2048	11,594,000	8,967,790
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,340,203
Flowers Foods, Inc., 5.75%, 3/15/2035	15,526,000	15,808,694
Flowers Foods, Inc., 6.2%, 3/15/2055	4,346,000	4,248,789
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	11,908,405
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	8,055,000	7,366,740
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	11,976,000	12,239,927
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	10,821,822
Kraft Heinz Foods Co., 5.5%, 6/01/2050	11,964,000	10,815,662
Mars, Inc., 4.55%, 4/20/2028 (n)	9,306,000	9,353,753
Mars, Inc., 5%, 3/01/2032 (n)	19,768,000	19,950,007
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,454,458
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	8,171,530
Mars, Inc., 5.7%, 5/01/2055 (n)	13,975,000	13,789,755
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	6,468,000	6,239,051
SYSCO Corp., 4.45%, 3/15/2048	10,038,000	8,332,961
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	9,791,117
		$207,749,677
Gaming & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,327,587
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	18,564,000	18,686,430
Las Vegas Sands Corp., 5.9%, 6/01/2027	6,679,000	6,790,451
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,932,000	9,158,712
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,390,322
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	5,546,000	5,700,334
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	14,130,472
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,985,837
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,566,063
		$96,736,208
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$15,101,000	$15,417,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 2.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$20,803,156
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,265,710
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	8,970,000	9,212,828
Lincoln National Corp., 5.852%, 3/15/2034	13,260,000	13,575,459
MetLife, Inc., 5.3%, 12/15/2034	12,241,000	12,518,719
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	23,268,000	24,270,455
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	18,778,510
		$101,424,837
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$15,203,000	$14,394,829
Humana, Inc., 5.375%, 4/15/2031	8,892,000	9,070,278
Humana, Inc., 5.55%, 5/01/2035	9,053,000	9,068,113
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,715,708
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,665,141
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,737,000	11,329,886
UnitedHealth Group, Inc., 5.875%, 2/15/2053	13,807,000	13,624,605
		$72,868,560
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$14,078,000	$14,268,405
American International Group, Inc., 4.85%, 5/07/2030	8,082,000	8,188,446
American International Group, Inc., 5.125%, 3/27/2033	16,737,000	16,942,071
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,695,345
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,865,185
Brown & Brown, Inc., 5.25%, 6/23/2032	2,879,000	2,912,023
Brown & Brown, Inc., 6.25%, 6/23/2055	3,685,000	3,775,719
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,370,642
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,878,183
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,282,403
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	7,484,000	7,611,179
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	21,665,000	21,922,013
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	12,177,000	11,616,366
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	4,401,000	4,551,063
		$146,879,043
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,695,487
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	16,065,000	14,053,870
		$30,749,357
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$25,371,605
Machinery & Tools – 1.3%
AGCO Corp., 5.8%, 3/21/2034	$7,879,000	$8,030,073
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,203,222
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,990,833
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	4,502,000	4,671,676
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,488,701
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,984,000	11,299,355
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,260,615
		$59,944,475
Major Banks – 16.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$13,536,000	$13,507,506
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	9,904,000	10,289,193
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	12,703,000	11,390,589
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	8,451,000	8,902,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	$9,737,000	$9,754,561
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	11,819,344
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	15,830,000	15,964,555
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	14,472,703
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,880,363
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,674,524
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	23,671,265
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,829,184
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	5,384,000	5,367,576
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	12,002,275
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	14,962,136
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)	7,329,000	7,341,135
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	9,995,000	10,772,805
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,418,762
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	14,169,000	13,975,191
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	11,995,000	12,160,860
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	19,099,386
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,317,174
HSBC Holdings PLC, 5.45% to 3/03/2035, FLR (SOFR - 1 day + 1.56%) to 3/03/2036	8,020,000	8,070,480
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	25,954,954
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,350,706
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,662,472
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,878,050
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	32,748,214
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,528,079
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	19,973,000	19,751,949
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,684,942
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	6,954,000	7,100,035
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	17,016,407
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,907,459
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,213,959
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	22,297,629
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	11,137,000	11,405,517
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	19,180,518
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,362,633
NatWest Group PLC, 5.583%, 3/01/2028	8,000,000	8,121,051
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	5,914,000	6,479,327
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,232,339
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,809,292
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	9,013,269
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	6,505,000	6,670,759
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	24,633,912
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,684,103
Toronto-Dominion Bank, 4.693%, 9/15/2027	13,991,000	14,075,529
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	33,579,136
UBS Group AG, 5.58%, 5/09/2036 (n)	23,300,000	23,731,060
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	19,449,000	17,431,248
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)(w)	9,319,000	9,319,000
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	18,633,192
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,920,223
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	10,754,000	11,073,243
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,292,944
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	4,281,000	4,380,138
		$748,767,751
Medical & Health Technology & Services – 1.2%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$12,203,000	$11,194,296
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,117,721
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,951,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ICON Investments Six DAC, 5.809%, 5/08/2027	$17,938,000	$18,234,784
ICON Investments Six DAC, 5.849%, 5/08/2029	2,916,000	3,023,971
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,548,494
		$53,070,361
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$9,940,262
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,259,907
		$25,200,169
Metals & Mining – 1.3%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$19,960,000	$18,700,538
Novelis, Inc., 4.75%, 1/30/2030 (n)	20,774,000	19,899,535
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,474,000	7,587,017
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	7,260,000	7,373,265
Vale Overseas Ltd., 6.4%, 6/28/2054	6,666,000	6,546,252
		$60,106,607
Midstream – 4.5%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$16,893,000	$16,978,165
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	3,370,000	3,405,776
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,458,399
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	8,915,742
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	17,480,060
Enbridge, Inc., 5.95%, 4/05/2054	6,760,000	6,696,018
Energy Transfer LP, 4%, 10/01/2027	6,789,000	6,721,972
Energy Transfer LP, 5.95%, 5/15/2054	7,124,000	6,733,784
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	6,504,000	6,659,016
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	9,654,698	9,327,545
Plains All American Pipeline LP, 5.95%, 6/15/2035	10,914,000	11,200,732
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,451,996
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	15,027,567
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,555,444
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	3,106,000	3,126,490
Targa Resources Corp., 4.2%, 2/01/2033	7,413,000	6,930,508
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	17,219,164
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,843,449
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,496,245
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	12,365,000	11,421,386
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,694,000	10,696,727
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	5,043,000	5,187,992
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	4,874,000	5,013,911
		$203,548,088
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,491,632
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,530,386
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,495,000	9,786,683
		$27,808,701
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$18,170,000	$18,908,778
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$8,567,826
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,510,210
		$22,078,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$15,965,000	$16,102,817
NTT Finance Corp., 5.502%, 7/16/2035 (n)	4,761,000	4,834,786
		$20,937,603
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$12,828,000	$13,015,275
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	15,149,052	12,341,933
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	17,023,000	16,742,121
		$42,099,329
Other Banks & Diversified Financials – 2.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$21,135,000	$22,305,082
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	3,642,000	3,750,047
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	11,671,876
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,267,081
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	5,811,000	5,999,137
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,609,671
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,538,334
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,392,207
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,772,848
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,269,038
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,435,735
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	4,640,000	4,719,193
		$127,730,249
Pharmaceuticals – 1.6%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$14,589,909
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,440,300
Biogen, Inc., 5.05%, 1/15/2031	12,034,000	12,197,185
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	6,034,396
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,310,432
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,672,165
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,230,101
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	7,259,000	7,623,824
		$72,098,312
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,819,212
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,456,252
		$11,275,464
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$13,609,329
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	15,415,000	15,977,735
		$29,587,064
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$14,678,908
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	8,759,680
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	14,059,466
		$37,498,054
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$6,707,000	$6,796,828
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	22,341,000	22,178,981
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	6,036,000	4,684,345
		$33,660,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 1.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,655,213
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,537,739
Corporate Office Property LP, REIT, 2%, 1/15/2029	15,034,000	13,727,310
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	17,594,000	15,588,644
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	8,148,000	8,383,038
		$58,891,944
Real Estate - Other – 0.7%
EPR Properties, REIT, 3.6%, 11/15/2031	$4,426,000	$3,997,390
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,265,000	13,717,207
Prologis LP, REIT, 5.125%, 1/15/2034	14,126,000	14,279,041
		$31,993,638
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,672,082
STORE Capital Corp., REIT, 4.625%, 3/15/2029	6,457,000	6,354,818
STORE Capital Corp., REIT, 2.75%, 11/18/2030	3,448,000	3,061,857
STORE Capital Corp., REIT, 2.7%, 12/01/2031	23,100,000	19,664,666
		$42,753,423
Retailers – 1.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$12,247,000	$8,907,900
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,570,253
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,440,679
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,362,175
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,861,058
Parkland Corp., 6.625%, 8/15/2032 (n)	18,222,000	18,625,307
		$57,767,372
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,391,000	$3,368,033
International Flavors & Fragrances, Inc., 5%, 9/26/2048	12,729,000	10,867,734
		$14,235,767
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$12,244,000	$8,736,201
Supermarkets – 0.4%
Kroger Co., 5%, 9/15/2034	$7,927,000	$7,841,398
Kroger Co., 5.5%, 9/15/2054	12,325,000	11,630,318
		$19,471,716
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,963,213
American Tower Corp., 5.45%, 2/15/2034	10,065,000	10,306,019
American Tower Corp., 3.7%, 10/15/2049	6,193,000	4,493,303
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	20,384,000	15,902,967
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,743,250
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,348,366
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,502,450
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,401,000	8,414,044
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	13,140,138
Vodafone Group PLC, 5.625%, 2/10/2053	16,182,000	15,293,595
		$98,107,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,891,361
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	15,174,000	15,600,605
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,778,734
		$44,270,700
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$19,070,000	$20,030,172
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	11,104,725
		$31,134,897
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$31,005,000	$31,460,386
U.S. Treasury Bonds, 4.625%, 5/15/2044 (f)	9,296,000	9,014,941
U.S. Treasury Bonds, 4.125%, 8/15/2044	9,915,000	8,977,723
U.S. Treasury Bonds, 4.75%, 2/15/2045	9,101,000	8,945,998
		$58,399,048
Utilities - Electric Power – 9.5%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$4,220,937
Adani Transmission Ltd., 4.25%, 5/21/2036	4,769,090	4,117,301
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,453,207
AEP Transmission Co. LLC, 5.375%, 6/15/2035	9,949,000	10,111,498
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,621,793
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,797,574
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,126,451
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,583,678
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,646,905
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,071,112
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	15,465,000	14,244,122
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,827,480
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,997,727
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	13,099,538
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	7,340,000	6,465,768
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,181,586
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,313,705
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	14,914,000	15,645,159
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	4,638,000	4,309,619
Eversource Energy, 5.5%, 1/01/2034	11,861,000	12,064,256
FirstEnergy Corp., 3.9%, 7/15/2027	13,529,000	13,361,113
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	10,981,219
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	6,091,509
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,553,484
Georgia Power Co., 4.7%, 5/15/2032	4,686,000	4,690,515
Georgia Power Co., 4.95%, 5/17/2033	3,562,000	3,578,235
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,127,897
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,884,938
Jersey Central Power & Light Co., 5.1%, 1/15/2035	3,866,000	3,850,059
MidAmerican Energy Co., 5.85%, 9/15/2054	14,824,000	15,134,205
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	15,877,000	15,960,423
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	19,936,000	20,328,421
Pacific Gas & Electric Co., 5.45%, 6/15/2027	8,293,000	8,397,563
Pacific Gas & Electric Co., 2.5%, 2/01/2031	14,966,000	13,066,089
Pacific Gas & Electric Co., 4%, 12/01/2046	9,079,000	6,579,030
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,628,747
PSEG Power LLC, 5.2%, 5/15/2030 (n)	12,874,000	13,154,067
PSEG Power LLC, 5.75%, 5/15/2035 (n)	10,101,000	10,402,960
Public Service Electric & Gas Co., 5.5%, 3/01/2055	7,751,000	7,636,217
Southern California Edison Co., 5.45%, 3/01/2035	2,975,000	2,963,311
Southern California Edison Co., 4.5%, 9/01/2040	6,030,000	5,176,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc., 4.75%, 1/09/2026	$22,326,000	$22,327,229
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,479,810
Xcel Energy, Inc., 5.6%, 4/15/2035	2,148,000	2,187,842
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,000,000	5,099,018
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	8,777,000	9,206,186
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,128,940
		$430,875,018
Total Bonds		$4,470,447,677
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	56,131,669	$56,131,669

Other Assets, Less Liabilities – 0.4%		17,231,796
Net Assets – 100.0%		$4,543,811,142

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,131,669 and
$4,470,447,677, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,764,501,506, representing 38.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,078	$123,094,125	September – 2025	$2,926,215
U.S. Treasury Ultra Bond 30 yr	Long	USD	621	72,851,063	September – 2025	1,590,279
						$4,516,494
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	90	$9,995,625	September – 2025	$(55,889)
U.S. Treasury Note 2 yr	Long	USD	729	150,891,610	September – 2025	(110,840)
U.S. Treasury Note 5 yr	Short	USD	843	91,188,891	September – 2025	(81,567)

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	104	$11,760,125	September – 2025	$(88,135)
						$(336,431)
At July 31, 2025, the fund had liquid securities with an aggregate value of $7,580,795 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$58,399,048	$—	$58,399,048
Non - U.S. Sovereign Debt	—	126,768,042	—	126,768,042
Municipal Bonds	—	27,808,701	—	27,808,701
U.S. Corporate Bonds	—	2,850,483,351	—	2,850,483,351
Residential Mortgage-Backed Securities	—	56,285,102	—	56,285,102
Commercial Mortgage-Backed Securities	—	47,136,656	—	47,136,656
Asset-Backed Securities (including CDOs)	—	52,398,265	—	52,398,265
Foreign Bonds	—	1,251,168,512	—	1,251,168,512
Investment Companies	56,131,669	—	—	56,131,669
Total	$56,131,669	$4,470,447,677	$—	$4,526,579,346
Other Financial Instruments
Futures Contracts – Assets	$4,516,494	$—	$—	$4,516,494
Futures Contracts – Liabilities	(336,431)	—	—	(336,431)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$97,863,104	$299,978,906	$341,701,804	$(10,114)	$1,577	$56,131,669

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$866,627	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
United States	69.4%
Canada	4.5%
United Kingdom	3.9%
Australia	3.4%
Ireland	2.2%
Japan	2.0%
Switzerland	1.9%
Mexico	1.6%
Italy	1.4%
Other Countries	9.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.